Acquisition (Tables)	12 Months Ended
Sep. 30, 2025
Acquisition [Abstract]
Schedule of Goodwill Arising from Acquisition

Goodwill arising from the acquisition of Changzhou Sixun

	As of September 30,
	2024	2025
Beginning balance	$3,057,943	$1,780,569
Goodwill impairment	(1,362,441)	(1,732,454)
Foreign currency translation adjustment	85,067	(48,115)
Ending balance	$1,780,569	$-